Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2014
Statement of Cash Flows [Abstract]
Long term loans, financing costs	$ 8,000,000
Working capital (excluding cash and cash equivalents)	(48,918,000)
Property, plant and equipment	(25,160,000)
Long-term liabilities	19,934,000
Goodwill	(167,001,000)
In- process research and development	(6,920,000)
Other intangible assets	(146,996,000)
Total	$ (375,061,000)